PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Long-Term Investments 99.3%
Alabama 0.4%
Jefferson Cnty. Sewer Rev.,
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.000%	10/01/44	500	$ 562,195
Sr. Lien, Warrants, Ser. A, AGM, Rfdg.	5.250	10/01/48	500	567,095
Selma Indl. Dev. Brd. Rev.,
Gulf Opp. Zone, Intl. Paper Co., Ser. A	5.800	05/01/34	1,000	1,030,400
Gulf Opp. Zone, Intl. Paper Co., Ser. A	6.250	11/01/33	1,750	1,769,950
				3,929,640
Arizona 3.8%
Arizona Indl. Dev. Auth. Rev.,
Basis Schs. Proj., Ser. A, Rfdg., 144A	5.375	07/01/50	1,000	1,082,300
Pinecrest Academy-Horizon Inspirada & St. Rose Campus, Ser. A, 144A	5.750	07/15/48	1,500	1,669,470
Maricopa Cnty. Indl. Dev. Auth. Rev.,
Horizon Cmnty. Learning Ctr., Rfdg.	5.000	07/01/35	2,000	2,122,180
Reid Traditional Schs. Projs.	5.000	07/01/47	1,000	1,093,950
Phoenix City Indl. Dev. Auth. Rev.,
Basis Schs. Projs., Rfdg., 144A	5.000	07/01/45	1,000	1,055,400
Basis Schs. Projs., Ser. A, Rfdg., 144A	5.000	07/01/46	1,000	1,054,860
Great Hearts Academies Proj.	5.000	07/01/44	2,250	2,416,860

Pima Cnty. Indl. Dev. Auth. Rev., Tucson Elec. Pwr. Co. Proj., Rfdg.	4.000	09/01/29	3,000	3,171,120
Salt Verde Fin. Corp. Gas Rev.,
Sr. Bonds	5.000	12/01/32	4,890	6,278,809
Sr. Bonds	5.000	12/01/37	9,705	12,819,140

Tempe Indl. Dev. Auth. Rev., Friendship Vlg., Ser. A, Rfdg.	6.250	12/01/42	1,000	1,058,670
				33,822,759
California 8.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev., Episcopal Sr. Cmnty., Rfdg.	6.125	07/01/41	775	833,102
California Cnty. Tob. Secur. Agcy. Rev.,
Conv., CABS	5.250(cc)	06/01/21	1,770	1,798,939
Conv., CABS	5.450(cc)	06/01/28	4,500	4,579,740
Conv., CABS, Ser. B, Rfdg.	5.100(cc)	06/01/28	1,435	1,435,560

California Hlth. Facs. Fin. Auth. Rev., Stanford Hosp., Ser. A-3, Rfdg. (Pre-refunded 11/15/21)(ee)	5.500	11/15/40	750	826,800
California Mun. Fin. Auth. Rev.,
CHF-Davis I, LLC, W. Village Student Housing Proj.	5.000	05/15/51	1,000	1,170,130

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)
California Mun. Fin. Auth. Rev., (cont’d.)
River Chrt. Schs., Ser. A, 144A	5.500%	06/01/48	750	$ 828,878
Sr. Lien, LINXS APM Proj., Ser. A, AMT	5.000	12/31/47	1,250	1,459,100
California Poll. Ctrl. Fin. Auth. Rev.,
Green Bond, Calplant I Proj., AMT, 144A	8.000	07/01/39	2,750	2,989,442
Wtr. Facs., Amer. Wtr. Cap. Corp. Proj., 144A	5.250	08/01/40	500	521,035
California St.,
GO, Var. Purp.	5.500	11/01/39	1,000	1,010,680
GO, Var. Purp.	6.000	11/01/39	1,500	1,518,360

California St. Pub. Wks. Brd. Lease Rev., Judicial Council Proj., Ser. D	5.000	12/01/31	1,000	1,087,710
California St. Sch. Fin. Auth. Chrt. Sch. Rev.,
Alliance Clg.-Ready Pub. Schs., Ser. A, 144A	5.000	07/01/45	750	831,638
Kipp LA Proj., Ser. A, 144A	5.000	07/01/45	650	724,477
Kipp LA Proj., Ser. A, 144A	5.000	07/01/47	820	940,753
California Statewide Cmntys. Dev. Auth. Rev.,
899 Charleston Proj., Ser. A, Rfdg., 144A	5.250	11/01/44	750	824,070
BE. Grp. Rfdg., 144A	7.250	11/15/41	500	507,840
Cottage Hlth. Oblig. Grp., Rfdg.	5.000	11/01/40	2,000	2,074,440
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/43	4,475	5,194,848
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.250	12/01/56	3,500	3,922,765
Loma Linda Univ. Med. Ctr., Ser. A, 144A	5.500	12/01/58	3,000	3,488,850
Loma Linda Univ. Med. Ctr., Ser. A, Rfdg.	5.250	12/01/44	1,000	1,106,860

Fontana Spl. Tax Cmnty. Facs., Dist. 22, Sierra Hills, Rfdg.	5.000	09/01/34	500	557,010
Golden St. Tob. Secur. Corp., Tob. Settlement Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	6.741(t)	06/01/47	10,000	1,579,600
Asset Bkd., Sr., Ser. A-2, CABS, Rfdg.	5.300(cc)	06/01/37	5,000	5,154,050
Ser. A-1, Rfdg.	5.000	06/01/47	3,525	3,560,215
Ser. A-1, Rfdg.	5.250	06/01/47	4,000	4,076,760
Ser. A-2, Rfdg.	5.000	06/01/47	3,500	3,534,965

Inland Valley Dev. Agcy. Tax Alloc., Ser. A, Rfdg.	5.000	09/01/44	1,000	1,121,910
Lincoln Pub. Fing., Auth. Spl. Assmt., Twelve Bridges, Sub., Ser. B, Rfdg.	6.000	09/02/27	1,000	1,096,280
Long Beach Bond Fin. Auth. Nat. Gas Pur. Rev.,
Ser. A	5.000	11/15/35	3,510	4,583,393
Ser. A	5.500	11/15/37	685	947,499
M-S-R Energy Auth. Calif. Rev.,
Ser. A	6.500	11/01/39	2,060	3,132,168
Ser. A	7.000	11/01/34	1,650	2,475,858

Palomar Pomerado Healthcare Dist. Calif., COP (Pre-refunded 11/01/20)(ee)	6.000	11/01/41	1,800	1,910,322

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
California (cont’d.)

Port of Oakland Rev., Ser. O, AMT, Rfdg.	5.125%	05/01/31	1,000	$ 1,058,560
Riverside Cnty. Pub. Fing. Auth. Rev., Capital Facs. Proj.	5.250	11/01/45	1,000	1,184,470
San Buenaventura Rev.,
Cmnty. Mem. Hlth. Sys.	7.500	12/01/41	1,000	1,114,720
Cmnty. Mem. Hlth. Sys.	8.000	12/01/26	500	569,100

San Francisco City & Cnty. Arpt. Comm. Rev., Ser. C, AMT, Rfdg.	5.000	05/01/25	1,000	1,064,120
Santa Margarita Wtr. Dist. Spl. Tax Cmty. Facs., Ser. 2013-1, Vlg. of Sendero	5.625	09/01/36	675	744,059
South Bayside Wste. Mgmt. Auth., Sol. Wste. Enterprise Rev., Shoreway Environmental, Ser. A	6.000	09/01/36	500	502,025
				79,643,101
Colorado 2.5%
City & Cnty. of Denver Arpt. Sys. Rev., Sub. Sys., Ser. A, AMT, Rfdg.	4.000	12/01/48	2,000	2,154,180
City & Cnty. of Denver Rev., United Airlines Inc. Proj., AMT, Rfdg.	5.000	10/01/32	500	545,260
Colorado Edl. & Cultural Facs. Auth. Rev.,
Impt., Chrt. Sch. Univ. LA, Rfdg.	5.000	12/15/45	1,000	1,067,280
Lighthouse Bldg. Corp., Rfdg.	5.000	11/01/44	885	919,665
Rfdg. & Impt., Chrt. Sch. Skyview Academy Proj., 144A	5.375	07/01/44	1,350	1,419,107
Windsor Chrt. Sch., Rfdg., 144A	5.000	09/01/46	1,390	1,406,638
Colorado Hlth. Facs. Auth. Rev.,
Christian Living Cmntys. Proj., Rfdg.	5.250	01/01/37	550	575,845
Covenant Retirement Cmntys., Rfdg.	5.000	12/01/35	1,250	1,403,125
Vail Valley Med. Ctr. Proj.	4.000	01/15/45	2,500	2,636,225

E-470 Pub. Hwy. Auth. Rev., Ser. C, Rfdg.	5.375	09/01/26	1,000	1,042,040
Park Creek Met. Dist. Ltd. Ppty. Tax Alloc. Rev., Sr. Lmt. Prop. TA., Rfdg.	5.000	12/01/45	1,500	1,677,570
Plaza Co. Met. Dist. 1 Tax Alloc., Rfdg., 144A	5.000	12/01/40	1,000	1,043,240
Pub. Auth. Energy Nat. Gas Pur. Rev.,	6.500	11/15/38	4,045	6,019,243
Village at Dry Creek Met. Dist. No. 2, GO	4.375	12/01/44	500	502,215
				22,411,633

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Connecticut 0.6%
Connecticut St. Hlth. & Edl. Facs. Auth. Rev., Western Conn. Hlth., Ser. M	5.375%	07/01/41	1,250	$ 1,324,500
Harbor Point Infrastructure Impt. Dist. Tax Alloc.,
Harbor Point Proj. Rfdg., 144A	5.000	04/01/39	2,000	2,230,920
Harbor Point Proj., Ser. A (Pre-refunded 04/01/20)(ee)	7.875	04/01/39	2,000	2,088,780
				5,644,200
Delaware 0.4%
Delaware St. Econ. Dev. Auth. Rev.,
Chrt. Sch.-Aspira Chrt., Ser. A	5.000	06/01/36	1,000	1,084,040
Newark Chrt. Sch., Inc., Ser. A, Rfdg.	5.000	09/01/46	500	559,585

Delaware St. Hlth. Facs. Auth. Rev., Nanticoke Mem. Hosp., Rfdg.	5.000	07/01/32	1,375	1,499,946
				3,143,571
District of Columbia 1.5%
Dist. of Columbia, Rev.,
Dist. of Columbia Intl., Oblig. Grp.	5.000	07/01/54	1,000	1,162,190
Friendship Pub. Chrt. Sch.	5.000	06/01/42	3,500	3,722,670
Gallaudet Univ.	5.500	04/01/34	400	426,220
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/43	850	1,007,684
Kipp Chrt. Sch., Rfdg. (Pre-refunded 07/01/23)(ee)	6.000	07/01/48	725	859,495
Kipp DC Iss., Ser. A, Rfdg.	5.000	07/01/48	1,250	1,429,062
Rocketship DC, Oblig. Grp., Ser. A, 144A	5.000	06/01/49	2,000	2,120,780

Metropolitan Washington D.C. Arpt. Auth. Sys. Rev., Dulles Toll Rd., Ser. A, Rfdg.	5.000	10/01/53	2,500	2,670,000
				13,398,101
Florida 8.8%
Boggy Creek Impt. Dist. Spl. Assmt., Ser. 2013, Rfdg.	5.125	05/01/43	2,620	2,671,771
Broward Cnty. Sys. Arpt. Rev., Ser. A, AMT	5.250	10/01/43	1,500	1,683,900
Capital Tr. Agcy. Rev.,
Advantage Acad. of Hillsboro, Ser. A	5.000	12/15/49	1,270	1,373,289
Air Cargo, Aero Miami FX LLC, Sr. Lien, Ser. A, Rfdg.	5.350	07/01/29	1,795	1,842,316

Celebration Pointe CDD 1 Spl. Assmt., Alachua Cnty., 144A	5.000	05/01/48	1,000	1,044,300
Citizens Ppty. Ins. Corp. Rev., Sr. Sec’d., Ser. A-1	5.000	06/01/22	1,000	1,106,000
Cityplace CDD Spl. Assmt., Rfdg.	5.000	05/01/26	1,000	1,145,380

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)
Davie Edl. Facs. Rev.,
Nova Southeastern Univ. Proj., Ser. A	5.625%	04/01/43	500	$ 555,575
Nova Southeastern Univ. Proj., Ser. A	6.000	04/01/42	1,000	1,133,610
Florida Dev. Fin. Corp. Rev.,
Bay Area Chrt. Fndtn., Ser. A	7.750	06/15/42	2,000	2,135,840
Renaissance Chrt. Sch., Ser. A	6.000	09/15/40	1,750	1,795,973
Virgin Trains USA Pass, Ser. A, AMT, Rfdg. (Mandatory put date 01/01/29), 144A	6.500(cc)	01/01/49	5,000	4,766,000

Florida Higher Edl. Facs. Fin. Auth. Rev., Ringling Clg. Proj.	5.000	03/01/47	2,500	2,838,775
Greater Orlando Aviation Auth. Orlando Arpt. Facs. Rev.,
Priority, Sub-Ser. A, AMT	4.000	10/01/52	3,350	3,573,244
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/26	500	543,655
Spl. Purp. - JetBlue Airways Corp. Proj., AMT, Rfdg.	5.000	11/15/36	4,700	5,002,868

Indigo Cmnty. Dev. Dist. Spl. Assmt., (original cost $820,000; purchased 02/16/05)^(f)	5.750	05/01/36(d)	820	483,800
Lakewood Ranch Stewardship Dist., Spl. Assmt.,
Lakewood Centre North Proj.	4.875	05/01/45	1,000	1,034,090
Lakewood Nat’l. & Polo Run Projs.	4.625	05/01/27	500	528,925
Lakewood Nat’l. & Polo Run Projs.	5.375	05/01/47	1,000	1,078,320
N E sector Proj., Phase 1B, 144A	5.450	05/01/48	1,000	1,079,550
Vlg. Lakewood Ranch S. Proj.	4.250	05/01/26	250	257,813
Vlg. Lakewood Ranch S. Proj.	5.125	05/01/46	1,400	1,461,488
Martin Cnty. Indl. Dev. Auth. Rev.,
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	3.950	12/15/21	1,750	1,782,375
Indiantown Cogeneration Proj., AMT, Rfdg., 144A	4.200	12/15/25	1,000	1,018,140

Midtown Miami Cmnty. Dev. Dist. Spl. Assmt., Pkg. Garage Proj., Ser. A, Rfdg.	5.000	05/01/37	1,980	2,077,673
North Sumter Cnty. Util. Dependent Dist.,
Solid Wste. Rev.	5.000	10/01/42	2,000	2,136,920
Util. Rev.	5.750	10/01/43	1,500	1,578,420

Orange Cnty. Hlth. Facs. Auth. Rev., Orlando Hlth. Oblig. Grp., Ser. A	4.000	10/01/49	3,450	3,719,272
Palm Beach Hlth. Facs. Auth. Rev.,
BRRH Corp. Oblig. Grp., Rfdg.	5.000	12/01/31	500	576,955
Sinai Residences Boca Raton Proj., Ser. A, Rfdg.	7.500	06/01/49	1,000	1,127,580

Pinellas Cnty. Indl. Dev. Auth. Rev., 2017 Fndtn. for Global Understanding, Inc. Proj.	5.000	07/01/39	1,000	1,137,510
Sarasota Cnty. Pub. Hosp. Dist. Rev., Sarasota Mem. Hosp.	4.000	07/01/48	5,000	5,402,250
South Lake Cnty. Hosp. Dist. Rev.,
South Lake Hosp., Rfdg.	5.250	10/01/34	1,250	1,279,988
South Lake Hosp., Ser. A	6.250	04/01/39	1,910	1,916,207

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Florida (cont’d.)

South Miami Hlth. Facs. Auth. Rev., Baptist Hlth. South Florida, Rfdg.	5.000%	08/15/47	1,000	$ 1,161,600
Tallahassee Hlth. Facs. Mem. Rev., Ser. A	5.000	12/01/55	1,430	1,590,918
Village CDD No. 7, Fla. Spl. Assmt., Rfdg.	4.000	05/01/36	1,900	2,012,708
Village CDD No. 8, Fla. Spl. Assmt., Phase II, Rfdg.	6.125	05/01/39	2,075	2,138,723
Village CDD No. 9,
Fla. Spl. Assmt.	7.000	05/01/41	745	813,883
Fla. Spl. Assmt., Rfdg.	5.500	05/01/42	2,070	2,193,020
Village CDD No.10,
Fla. Spl. Assmt.	5.125	05/01/43	1,070	1,155,932
Fla. Spl. Assmt.	6.000	05/01/44	900	1,018,863

Village CDD No.11, Fla. Spl. Assmt.	4.500	05/01/45	1,395	1,449,000
Village CDD No.12, Fla. Spl. Assmt., 144A	4.250	05/01/43	2,900	3,043,840
				79,468,259
Georgia 1.2%
Atlanta Arpt. Rev., Gen., Ser. B, AMT, Rfdg.	5.000	01/01/30	500	524,720
Atlanta Dev. Auth. Rev.,
GA Proton Treatment Ctr., Ser. A-1	6.000	01/01/23	1,700	1,755,641
GA Proton Treatment Ctr., Ser. A-1	6.500	01/01/29	1,000	1,104,670

Burke Cnty. Dev. Auth. Rev., Oglethorpe Pwr. Corp.-Vogtle Proj., Ser. D, Rfdg.	4.125	11/01/45	2,000	2,111,560
Clayton Cnty. Dev. Auth. Spl. Facs. Rev., Delta Air Lines, Ser. A, Rfdg.	8.750	06/01/29	2,000	2,117,320
Henry Cnty. Wtr. & Swr. Auth. Rev., AMBAC	6.150	02/01/20	385	394,733
Priv. Colleges & Univs. Auth. Rev., Savannah Clg. Art & Design Proj.	5.000	04/01/44	1,500	1,681,425
Rockdale Cnty. Dev. Auth. Rev., Pratt Paper LLC Proj., AMT, Rfdg., 144A	4.000	01/01/38	1,000	1,047,290
				10,737,359

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Hawaii 0.4%
Hawaii St. Dept. Budget & Fin. Rev.,
Spl. Purp. Rev., 15 Craigside Proj., Ser. A (Pre-refunded 11/15/19)(ee)	9.000%	11/15/44	1,000	$ 1,022,000
Spl. Purp. Rev., Hawaii Pacific Hlth. Oblig., Ser. A, Rfdg.	5.500	07/01/43	2,500	2,815,850
				3,837,850
Illinois 13.0%
Chicago Brd. of Edu.,
GO, Ser. A	5.500	12/01/39	635	663,480
GO, Ser. A, 144A	7.000	12/01/46	1,500	1,870,950
GO, Ser. A, Rfdg.	5.000	12/01/35	500	558,470
GO, Ser. A, Rfdg.	7.000	12/01/44	3,390	4,074,068
GO, Ser. C	5.250	12/01/35	1,015	1,104,848
GO, Ser. D	5.000	12/01/46	1,470	1,610,738
GO, Ser. G, Rfdg.	5.000	12/01/34	2,155	2,410,712
GO, Ser. H	5.000	12/01/46	2,390	2,597,930

Chicago Brd. of Edu., Rev., Spl. Tax	6.000	04/01/46	1,500	1,761,105
Chicago O’Hare Int’l. Arpt. Rev.,
Gen., Sr. Lien, Ser. B, AGM, Rfdg.	4.000	01/01/53	3,005	3,277,373
Gen., Sr. Lien, Ser. D, AMT	5.000	01/01/52	1,000	1,140,380
Gen., Third Lien, Ser. C, AMT, Rfdg.	5.375	01/01/39	1,500	1,669,890
Ser. C, AMT, Rfdg.	4.375	01/01/40	2,000	2,156,700
Sr. Lien, Ser. A, AMT, Rfdg.	5.000	01/01/48	1,000	1,173,710
Sr. Lien, Ser. G, AMT	5.000	01/01/52	1,000	1,140,380
Trips Oblig. Grp., AMT	5.000	07/01/48	1,000	1,153,190

Chicago Transit Auth. Rev., Second Lien	5.000	12/01/46	5,000	5,623,700
Chicago Wstwtr. Transmn. Rev., Second Lien, Ser. C, Rmkt., Rfdg.	5.000	01/01/39	3,355	3,709,322
Chicago, IL,
GO, Ser. 2003 B, Rmkt., Rfdg.	5.000	01/01/23	750	806,903
GO, Ser. 2005 D, Rmkt., Rfdg.	5.500	01/01/37	6,520	7,211,250
GO, Ser. 2007 E, Rmkt., Rfdg.	5.500	01/01/35	3,000	3,332,700
GO, Ser. A	5.500	01/01/39	1,865	2,054,950
GO, Ser. A, Rfdg.	5.000	01/01/34	3,600	3,858,408
GO, Ser. A, Rfdg.	5.500	01/01/49	1,000	1,147,340
GO, Ser. A, Rfdg.	6.000	01/01/38	2,500	2,926,625
GO, Ser. C, Rfdg.	5.000	01/01/26	1,000	1,123,400
GO, Ser. C, Rfdg.	5.000	01/01/38	2,500	2,714,700
Illinois Fin. Auth. Rev.,
Field Museum of Natural History, Rmkt.	4.450	11/01/36	1,075	1,180,586

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Illinois (cont’d.)
Illinois Fin. Auth. Rev., (cont’d.)
Impt., Chicago Intl., Rfdg.	5.000%	12/01/47	1,000	$ 1,100,790
Presence Hlth. Netw. Ser. C (Pre-refunded 02/15/27)(ee)	4.000	02/15/41	10	11,697
Presence Hlth. Netw. Ser. C, Unrefunded	4.000	02/15/41	5,990	6,514,365
Provena Hlth., Ser. A (Pre-refunded 08/15/19)(ee)	7.750	08/15/34	10	10,024
Illinois St.,
GO	4.000	06/01/36	3,000	3,032,790
GO	5.000	04/01/31	2,000	2,159,200
GO	5.000	01/01/32	1,335	1,469,248
GO	5.000	05/01/33	950	1,022,029
GO	5.000	03/01/36	1,800	1,873,926
GO	5.000	05/01/36	2,000	2,137,980
GO	5.000	02/01/39	2,215	2,349,140
GO	5.000	05/01/39	3,000	3,189,570
GO	5.250	07/01/31	1,000	1,077,810
GO, Rfdg.	5.000	08/01/25	1,000	1,068,140
GO, Ser. A	5.000	01/01/33	2,000	2,084,480
GO, Ser. A	5.000	01/01/34	1,600	1,665,744
GO, Ser. A	5.000	12/01/35	2,000	2,191,820
GO, Ser. A	5.000	12/01/42	2,500	2,694,000
GO, Ser. D	5.000	11/01/27	4,000	4,543,400

Illinois St. Toll Hwy. Auth. Rev., Ser. A	4.000	01/01/44	1,000	1,091,460
Railsplitter Tob. Settlement Auth. Rev., (Pre-refunded 06/01/21)(ee)	6.000	06/01/28	2,250	2,446,200
Regl. Transn. Auth. Rev.,
Ser. A	4.000	06/01/38	4,015	4,302,956
Ser. A	4.000	06/01/39	3,015	3,224,090

Springfield Elec. Rev., Sr. Lien, Rfdg., AGM	4.000	03/01/40	1,500	1,583,595
				116,898,262
Indiana 0.6%
Indiana St. Fin. Auth. Rev., Drexel Fndtn. Edl. Facs. Proj., Ser. A	7.000	10/01/39	1,000	1,002,980
Valparaiso Rev.,
Pratt Paper LLC Proj., AMT	5.875	01/01/24	600	661,290
Pratt Paper LLC Proj., AMT	7.000	01/01/44	1,500	1,755,765

Vigo Cnty. Hosp. Auth. Rev., Union Hosp., Inc. (Pre-refunded 09/01/21)(ee)	7.750	09/01/31	1,500	1,700,265
				5,120,300

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Iowa 0.1%
Iowa St. Fin. Auth. Rev.,
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	3.125%	12/01/22	500	$ 506,190
Midwstrn. Disaster Area, Iowa Fertilizer Co. Proj., Rfdg.	5.000	12/01/19	245	247,122
				753,312
Kansas 0.1%
Kansas St. Dev. Fin. Auth. Rev., Adventist Hlth. Sys./Sunbelt, Ser. C, Rfdg. (Pre-refunded 11/15/19)(ee)	5.750	11/15/38	20	20,254
Wyandotte Cnty.-Kansas City Unified Govt. Rev., Legends Apts. Garage & West Lawn Proj.	4.500	06/01/40	980	1,011,448
				1,031,702
Kentucky 0.6%
Kentucky Econ. Dev. Fin. Auth. Hosp. Facs. Rev., Baptist Healthcare Sys., Ser. B	5.000	08/15/46	3,500	3,966,970
Owen Cnty. Wtrwks. Sys. Rev.,
Amern. Wtr. Co. Proj., Ser. A	6.250	06/01/39	500	501,800
Amern. Wtr. Co. Proj., Ser. B	5.625	09/01/39	500	501,555
				4,970,325
Louisiana 0.8%
Jefferson Parish Econ. Dev. & Port Dist. Rev., Kenner Discovery Hlth. Sciences Academy Proj., Ser. A, 144A	5.625	06/15/48	2,000	2,112,020
Louisiana Loc. Govt. Envir. Facs. & Cmnty. Dev. Auth. Rev.,
Westlake Chem. Corp., Ser. A-2	6.500	11/01/35	1,000	1,057,040
Woman’s Hosp. Fndtn., Ser. A (Pre-refunded 10/01/20)(ee)	6.000	10/01/44	2,000	2,112,500

Louisiana Pub. Facs. Auth. Rev., Ochsner Clinic Fndtn. Proj., Rfdg.	5.000	05/15/47	1,000	1,115,500
New Orleans Sewerage Serv. Rev., Rfdg.	5.000	06/01/44	1,000	1,101,340
				7,498,400
Maine 0.2%
Maine St. Hlth. & Higher Edl. Facs. Auth. Rev., Maine General Med. Ctr.	7.500	07/01/32	2,000	2,204,880

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Maryland 1.3%
Frederick Cnty. Spl. Oblig. Rev., Jefferson Tech. Park, Ser. B, 144A	7.125%	07/01/43	1,985	$ 2,006,001
Frederick Cnty. Spl. Oblig. Tax, Sub. Urbana Cmnty. Dev. Auth., Ser. B	5.500	07/01/40	4,290	4,396,821
Howard Cnty. Tax Alloc., Annapolis Junction Twn. Ctr. Proj.	6.100	02/15/44	1,420	1,473,335
Maryland Econ. Dev. Corp., Poll. Ctrl. Rev., Transn. Facs. Proj., Ser. A, Rfdg.	5.000	06/01/35	1,000	1,196,070
Maryland St. Hlth. & Higher Edl. Facs. Auth. Rev.,
Charlestown Cmnty., Rfdg. (Pre-refunded 01/01/21)(ee)	6.250	01/01/41	1,500	1,605,420
Lifebridge Hlth. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	600	654,084
				11,331,731
Massachusetts 1.2%
Massachusetts St. Dev. Fin. Agcy. Rev.,
Atrius Hlth., Ser. A, Rfdg.	4.000	06/01/49	2,600	2,761,694
Ser. A, Rfdg.	4.000	07/01/44	2,660	2,832,661
Tufts Med. Ctr., Ser. I, Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	1,200	1,302,000
Tufts Med. Ctr., Ser. I, Rfdg. (Pre-refunded 01/01/21)(ee)	7.250	01/01/32	800	867,408

Massachusetts St. Port Auth. Spl. Facs. Rev., Bosfuel Proj., AMT, NATL, Rfdg.	5.000	07/01/32	3,000	3,010,020
				10,773,783
Michigan 1.5%
Michigan Fin. Auth. Rev.,
Henry Ford Hlth. Sys., Ser. A, Rfdg.	4.000	11/15/50	1,500	1,613,370
Multi Modal-McLaren Hlth. Care	4.000	02/15/47	3,000	3,242,610
Sr. Lien, Detroit Wtr. & Swr., Ser. C-1	5.000	07/01/44	1,000	1,074,310

Michigan St. Bldg. Auth. Rev., Facs. Prog., Ser. I-A, Rfdg.	5.375	10/15/41	750	808,418
Michigan St. Strategic Fund Rev.,
I-75 Imp. Proj., AMT, AGM	4.500	06/30/48	1,250	1,380,512
Var. Detroit Ed., Rmkt., Rfdg.	5.625	07/01/20	1,000	1,037,570

Oakland Cnty. Econ. Dev. Corp. Oblg. Rev., Roman Catholic Archdiocese Detroit, Rfdg.	6.500	12/01/20	1,010	1,026,534

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Michigan (cont’d.)

Summit Academy Rev., Rfdg.	6.250%	11/01/25	1,570	$ 1,571,727
Wayne Cnty. Arpt. Auth. Rev., Detroit Met. Arpt., Ser. D, AMT, Rfdg.	5.000	12/01/28	1,500	1,660,680
				13,415,731
Minnesota 1.0%
Hugo Rev., Chrt. Sch. Lease, Noble Academy Proj., Ser. A	5.000	07/01/44	1,250	1,304,650
Rochester Rev., Mayo Clinic	4.000	11/15/48	3,000	3,297,360
St. Cloud Rev.,
Centracare Hlth., Rfdg.	4.000	05/01/49	1,000	1,088,930
Centracare Hlth., Ser. A, Rfdg.	4.000	05/01/37	1,250	1,360,675

St. Paul Hsg. & Redev. Auth. Hosp. Rev., Hlth. East Care Sys. Proj., Rfdg. (Pre-refunded 11/15/25)(ee)	5.000	11/15/44	1,000	1,215,880
St. Paul Port Auth. Sol. Wste. Disp. Rev., Gerdau St. Paul Steel Mill Proj., Ser. 7, AMT, 144A	4.500	10/01/37	1,000	1,008,160
				9,275,655
Missouri 2.1%
Lees Summit, Tax Alloc., Rfdg. & Impt., Summit Fair Proj., 144A	4.875	11/01/37	2,000	2,016,980
Manchester Tax Increment & Transn. Rev., Hwy. 141, Manchester Rd. Proj., Rfdg.	6.875	11/01/39	1,500	1,503,600
Missouri St. Hlth. & Ed. Facs. Auth. Rev.,
BJC Hlth. Sys., Ser. A	4.000	01/01/45	2,010	2,133,233
Lutheran Sr. Svcs.	6.000	02/01/41	1,000	1,050,110
Lutheran Sr. Svcs., Rfdg.	5.000	02/01/44	4,000	4,300,960
Lutheran Sr. Svcs., Ser. A	5.000	02/01/42	1,500	1,667,625

Poplar Bluff Regl. Transn. Dev. Dist. Rev., Transn. Sales Tax	4.750	12/01/42	2,100	2,192,547
St. Louis Cnty. Indl. Dev. Auth. Rev.,
Friendship Vlg. St. Louis Oblig. Grp., Ser. A	5.250	09/01/53	2,000	2,239,920
Friendship Vlg. Sunset Hills, Ser. A	5.875	09/01/43	1,000	1,105,970
St. Andrews Res. Srs. Oblig., Ser. A, Rfdg.	5.125	12/01/45	1,000	1,065,770
				19,276,715
Nevada 0.4%
City of North Las Vegas, Valley Vista Spl. Impt. Dist.	4.625	06/01/49	650	674,667

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Nevada (cont’d.)
Clark Cnty. Impt. Dist. Spl. Assmt., Dist. No. 142, Mountains Edge Loc. Impvt., Rfdg.	4.000%	08/01/23	1,235	$ 1,302,814
Nevada St. Dept. of Bus. & Ind. Rev.,
Somerset Acad., Ser. A, 144A	5.000	12/15/48	500	527,845
Somerset Acad., Ser. A, 144A	5.125	12/15/45	1,000	1,064,390
				3,569,716
New Jersey 7.5%
New Jersey Econ. Dev. Auth. Rev.,
Continental Airlines, Inc., Proj., AMT, Rfdg.	5.750	09/15/27	1,530	1,696,174
Continental Airlines, Inc., Proj., Spec. Facs. AMT	5.250	09/15/29	5,000	5,489,200
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	4.875	09/15/19	790	792,670
Continental Airlines, Inc., United Airlines, Inc. Proj., AMT	5.125	09/15/23	5,000	5,421,350
Continental Airlines, Inc., United Airlines, Inc. Proj., Ser. A, AMT	5.625	11/15/30	2,275	2,619,139
Goethals Bridge, AMT	5.375	01/01/43	1,390	1,554,145
N. Star Academy Chrt. Sch. Newark	5.000	07/15/47	1,000	1,108,450
Port Newark Container, AMT, Rfdg.	5.000	10/01/47	2,500	2,798,700
Ser. AAA	5.000	06/15/41	2,020	2,257,552
Ser. BBB, Rfdg.	5.500	06/15/30	1,500	1,788,675
Ser. DDD	5.000	06/15/42	1,000	1,122,910
Ser. WW	5.250	06/15/40	1,250	1,393,125
St. Gov’t. Bldgs. Proj., Ser. C	5.000	06/15/47	2,000	2,243,240
St. House Proj., Ser. B, Rmkt.	5.000	06/15/43	1,000	1,136,740
Team Academy Chrt. Sch. Proj.	6.000	10/01/43	1,700	1,914,727
Umm Energy Partners, Ser. A, AMT	5.000	06/15/37	1,500	1,589,910
Umm Energy Partners, Ser. A, AMT	5.125	06/15/43	1,100	1,167,199
United Airlines, Inc. Proj., Rmkt., AMT	5.500	06/01/33	2,000	2,235,240
New Jersey Healthcare Facs. Fin. Auth. Rev.,
AHS Hosp. Corp., Rfdg. (Pre-refunded 07/01/21)(ee)	6.000	07/01/41	500	546,070
Barnabas Hlth., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.625	07/01/37	1,000	1,084,060
RWJ Barnabas Healthcare Sys. Oblig., Ser. A, Rfdg.	5.000	07/01/43	1,500	1,767,720
University Hosp., Ser. A, AGM, Rfdg.	5.000	07/01/46	1,500	1,686,645
New Jersey St. Transn. Tr. Fd. Sys. Auth. Rev.,
Trans. Sys., Ser. A, Rfdg.	5.000	12/15/36	1,250	1,450,313
Trans. Sys., Ser. AA	5.000	06/15/45	1,200	1,318,212
Trans. Sys., Ser. AA	5.000	06/15/46	1,940	2,204,286
Trans. Sys., Ser. AA	5.250	06/15/41	1,000	1,115,910
Trans. Sys., Ser. AA	5.250	06/15/43	2,000	2,331,040

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
New Jersey (cont’d.)

New Jersey Tpk. Auth. Rev., Ser. A	4.000%	01/01/48	1,000	$ 1,102,180
South Jersey Transn. Auth. LLC, Rev., Ser. A, Rfdg.	5.000	11/01/39	750	835,440
Tob. Settlement Fing. Corp. Rev.,
Ser. A, Rfdg.	5.250	06/01/46	3,000	3,420,030
Sub., Ser. B, Rfdg.	5.000	06/01/46	10,000	10,819,500
				68,010,552
New York 4.5%
Build NYC Resource Corp. Rev., Pratt Paper, Inc. Proj., AMT, Rfdg., 144A	5.000	01/01/35	1,000	1,096,120
Erie Cnty. Tob. Asset Secur. Corp. Cap. Apprec. Rev.,
Asset Bkd., 1st Sub., Ser. B, CABS, Rfdg.	7.040(t)	06/01/47	5,000	704,550
Asset Bkd., 2nd Sub., Ser. C, CABS, Rfdg.	7.585(t)	06/01/50	4,000	409,600
Glen Cove Loc. Econ. Asst. Corp. Rev.,
Garvies Pt. Impt. Proj., Ser. A	5.000	01/01/56	2,105	2,249,971
Garvies Pt. Impt. Proj., Ser. C, CABS (Convert to Fixed on 01/01/24)	0.000(cc)	01/01/55	1,000	920,610
New York Liberty Dev. Corp. Rev.,
4 World Trade Center Proj., Rfdg.	5.750	11/15/51	1,750	1,915,165
Class 1-3 World Trade Ctr., Rfdg., 144A	5.000	11/15/44	5,000	5,490,400

New York St. Dorm. Auth. Rev., Orange Regl. Med. Ctr., Rfdg., 144A	5.000	12/01/45	1,000	1,113,200
New York Trans. Dev. Corp. Rev.,
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/33	560	665,739
Delta Air Lines, Inc.-Laguardia Arpt. Terms. C&D Redev., AMT	5.000	01/01/34	1,000	1,184,780
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.000	07/01/46	4,885	5,384,882
Laguardia Arpt., Term. B Redev., Ser. A, AMT	5.250	01/01/50	9,250	10,277,583

Onondaga Civic Dev. Corp. Rev., St. Joseph Hosp. Hlth. Ctr., Ser. 2012 (Pre-refunded 07/01/22)(ee)	5.000	07/01/42	1,000	1,112,140
Port Auth. of NY & NJ Spl. Oblig. Rev.,
JFK Int’l. Air Term.	5.000	12/01/20	340	350,693
JFK Int’l. Air Term.	6.000	12/01/42	2,500	2,640,450

TSASC, Inc., Rev., Ser. A, Rfdg.	5.000	06/01/41	4,750	5,181,775
				40,697,658

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
North Carolina 0.5%
North Carolina Med. Care Commn. Ret. Facs. Rev., First Mtg. Galloway Ridge Proj., Ser. A	6.000%	01/01/39	750	$ 759,742
North Carolina Med. Care Commn. Rev.,
Novant Hlth. Oblig. Grp.	4.000	11/01/52	1,000	1,088,420
Pennybyrn at Maryfield, Rfdg.	5.000	10/01/35	1,000	1,062,480

North Carolina Tpk. Auth. Rev., Ser. A, Rfdg.	5.000	07/01/51	1,250	1,409,350
				4,319,992
North Dakota 0.1%
Burleigh Cnty. Rev., St. Alexius Med. Ctr. Proj., Ser. A, Rfdg. (Pre-refunded 07/01/21)(ee)	5.000	07/01/35	750	803,460
Ohio 5.5%
Buckeye Tob. Settlement Fin. Auth. Rev.,
Asset Bkd. Sr. Turbo, Ser. A-2	5.375	06/01/24	2,830	2,796,097
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/30	7,100	7,000,245
Asset Bkd. Sr. Turbo, Ser. A-2	5.875	06/01/47	8,655	8,491,420
Asset Bkd. Sr. Turbo, Ser. A-2	6.500	06/01/47	7,675	7,737,091
Cuyahoga Cnty. Hosp. Rev.,
Metro Hlth. Sys., Rfdg.	5.000	02/15/52	525	583,952
Metro Hlth. Sys., Rfdg.	5.000	02/15/57	2,965	3,277,126
Metro Hlth. Sys., Rfdg.	5.500	02/15/52	5,295	6,118,425
Metro Hlth. Sys., Rfdg.	5.500	02/15/57	1,175	1,353,471
Franklin Cnty. Hosp. Facs. Rev.,
Hlth. Corp., Ser. A	4.000	05/15/47	2,500	2,715,575
Nationwide Children’s Hosp. Proj., Ser. A	4.000	11/01/45	2,000	2,138,420

Hamilton Cnty. Healthcare Facs. Rev., Christ Hosp. Proj.	5.000	06/01/42	1,250	1,333,050
Hancock Cnty. Hosp. Facs. Rev., Blanchard Valley Hlth. Ctr., Rfdg. (Pre-refunded 06/01/21)(ee)	6.250	12/01/34	600	655,032
Lucas Cnty. Hosp. Rev.,
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.000	11/15/41	750	831,285
Promedica Healthcare, Ser. A, Rfdg. (Pre-refunded 11/15/21)(ee)	6.500	11/15/37	875	979,457

Middleburg Heights Hosp. Rev., Facs. Southwest Gen., Ser. 2011, Rfdg.	5.250	08/01/41	1,200	1,278,708

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Ohio (cont’d.)

Ohio Air Qlty. Dev. Auth. Rev., Pratt Paper OH LLC Proj., AMT, 144A	4.500%	01/15/48	1,000	$ 1,067,330
Ohio St. Pvt. Act. Rev., Portsmouth Bypass Proj., AMT	5.000	06/30/53	1,000	1,084,550
				49,441,234
Oklahoma 2.4%
Oklahoma St. Dev., Fin. Auth. Rev.,
OU Medicine Proj., Ser. B	5.250	08/15/48	1,455	1,713,947
OU Medicine Proj., Ser. B	5.500	08/15/52	7,530	8,964,766
OU Medicine Proj., Ser. B	5.500	08/15/57	4,070	4,824,293
St. Johns Hlth. Sys., Rfdg. (Pre-refunded 02/15/22)(ee)	5.000	02/15/42	1,500	1,642,740
Tulsa Cnty. Indl. Auth. Rev.,
Montereau, Inc. Proj., Rfdg.	5.250	11/15/45	1,000	1,127,330
Montereau, Inc. Proj., Ser A, Rfdg. (Pre-refunded 05/01/20)(ee)	7.125	11/01/30	1,000	1,043,150
Tulsa Mun. Arpt. Tr. Trustees Gen. Rev.,
American Airlines, AMT, Rfdg. (Mandatory put date 06/01/25)	5.000(cc)	06/01/35	1,250	1,400,500
American Airlines, Ser. A, AMT, Rfdg.	5.500	06/01/35	1,000	1,090,160
				21,806,886
Oregon 0.2%
Multnomah Cnty. Hosp. Facs. Auth. Rev., Mirabella at South Waterfront, Ser. A., Rfdg.	5.400	10/01/44	1,000	1,086,540
Salem Hosp. Facs. Auth. Rev., Capital Manor, Inc., Rfdg.	6.000	05/15/42	1,000	1,085,980
				2,172,520
Pennsylvania 5.1%
Central Bradford Progress Auth. Rev., Guthrie Healthcare Sys., Rfdg.	5.375	12/01/41	2,700	2,898,531
Chester Cnty. Indl. Dev. Auth. Rev., Renaissance Academy Chrt. Sch., Rfdg.	5.000	10/01/44	1,000	1,076,620
Comnwlth. Fing. Auth. Rev., Tobacco Master Stlmnt. Pymt.	5.000	06/01/35	1,000	1,203,100
Cumberland Cnty. Mun. Auth., Rev.,
Asbury PA Oblig. Grp., Rfdg.	5.250	01/01/41	1,000	1,031,940
Asbury PA Oblig. Grp., Rfdg.	6.125	01/01/45	2,000	2,027,500

Geisinger Auth. Hlth. Sys. Rev., Ser. A-1	5.125	06/01/41	1,450	1,539,465

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Pennsylvania (cont’d.)

Montgomery Cnty. Indl. Dev. Auth. Rev., Waverly Heights Ltd. Proj., Rfdg.	5.000%	12/01/49	500	$ 569,600
Moon Indl. Dev. Auth. Rev., Baptist Homes Society Oblig., Rfdg.	6.000	07/01/45	2,000	2,157,400
Pennsylvania Comnwlth., Ser. A, COP, Rfdg.	4.000	07/01/46	1,500	1,635,435
Pennsylvania Econ. Dev. Fin. Auth. Rev.,
Swr. Sludge Disp., Philadelphia Biosolids Fac.	6.250	01/01/32	750	761,513
US Airways Grp., Ser. B, Gty. Agmt.	8.000	05/01/29	490	511,937
Pennsylvania Tpk. Commn. Rev.,
Ser. A-1	5.000	12/01/46	3,950	4,538,352
Sub., Ser. A	4.000	12/01/49	1,515	1,628,837
Sub., Ser. A	5.500	12/01/42	1,500	1,795,290
Sub., Ser. A	5.500	12/01/46	1,740	2,079,230
Sub., Ser. A-1	5.000	12/01/46	2,000	2,255,420
Sub., Ser. B-1	5.250	06/01/47	2,000	2,326,700
Philadelphia Auth. for Indl. Dev. Rev.,
First Philadelphia Preparatory Chrt., Ser. A, Rfdg.	7.250	06/15/43	2,000	2,307,820
Gtr. Philadelphia Hlth Action, Rfdg.	6.625	06/01/50	2,795	2,951,185
Mariana Bracetti Academy	7.625	12/15/41	2,000	2,186,860
New Fndtn. Chrt. Sch. Proj. (Pre-refunded 12/15/22)(ee)	6.625	12/15/41	1,000	1,174,610

Philadelphia Hosp. & Higher Ed. Facs. Auth. Rev., Temple Univ. Hlth. Sys., Ser. A	5.625	07/01/42	6,750	7,293,645
				45,950,990
Puerto Rico 3.2%
Puerto Rico Comnwlth. Aqueduct & Swr. Auth.,
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.000	07/01/22	2,000	2,015,000
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	4.250	07/01/25	1,095	1,089,525
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.000	07/01/33	1,775	1,788,312
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.125	07/01/37	125	125,938
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.250	07/01/42	1,240	1,252,400
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A	5.750	07/01/37	1,375	1,409,375
Aqueduct & Swr. Auth. Rev., Sr. Lien, Ser. A, Rfdg.	6.000	07/01/47	1,150	1,181,625
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Restructured Ser. A-1	4.750	07/01/53	3,631	3,550,392
Restructured Ser. A-1	5.000	07/01/58	14,082	14,081,296
Restructured Ser. A-1, CABS	5.534(t)	07/01/46	5,156	1,184,591
Restructured Ser. A-1, CABS	5.647(t)	07/01/51	6,725	1,137,937
				28,816,391

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Rhode Island 0.3%
Tob. Settlement Fing. Corp. Rev., Ser. A, Rfdg.	5.000%	06/01/40	2,600	$ 2,846,974
South Carolina 0.7%
South Carolina Prt. Auth. Rev.,
AMT	4.000	07/01/45	1,500	1,579,995
AMT	4.000	07/01/55	2,000	2,121,920

South Carolina St. Pub. Svc. Auth. Rev., Ser. E, Rfdg.	5.250	12/01/55	2,500	2,871,375
				6,573,290
South Dakota 0.2%
South Dakota St. Hlth. & Edl. Facs. Auth. Rev., Avera Hlth., Ser. A, Rfdg.	5.000	07/01/42	1,655	1,746,224
Tennessee 1.4%
Bristol Indl. Dev. Brd. Sales Tax Rev., Ser. A, 144A	5.125	12/01/42	4,000	4,096,640
Chattanooga Hlth. Edl. & Hsg. Facs. Brd. Rev., Catholic Hlth., Ser. A (Pre-refunded 01/01/23)(ee)	5.250	01/01/45	2,000	2,256,500
Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Rev., East Tennessee Children’s Hosp., Rfdg.	4.000	11/15/48	2,000	2,133,400
Memphis-Shelby Cnty. Indl. Dev. Brd. Tax Alloc., Sr. Tax Incr.-Graceland, Ser. A, Rfdg.	5.625	01/01/46	500	546,125
Metropolitan Govt. Nashville & Davidson Cnty. Hlth. & Edl. Facs. Brd. Rev., Impt. Blakeford at Green Hills, Rfdg.	5.000	07/01/37	850	895,109
Shelby Cnty. Hlth. Edl. & Hsg. Facs. Brd. Facs. Rev., Germantown Village, Rfdg.	5.250	12/01/42	1,100	1,136,520
Tennessee Energy Acquisition Corp. Gas Rev., Ser. C	5.000	02/01/22	1,000	1,077,910
				12,142,204
Texas 10.3%
Arlington Higher Ed. Fin. Corp. Rev., Wayside Schs., Ser. A	4.625	08/15/46	1,050	1,061,046
Austin Convention Enterprises, Inc., Rev.,
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/32	1,135	1,315,090
Sub., Second Tier, Ser. B, Rfdg.	5.000	01/01/34	1,050	1,207,448

Bexar Cnty. Hlth. Facs. Dev. Corp. Rev., Army Retmnt. Residence Fndt., Rfdg.	5.000	07/15/41	1,250	1,382,050

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)

Capital Area Cultural Ed. Facs. Fin. Corp. Rev., Roman Catholic Diocese, Ser. B, Rmkt., Rfdg.	6.125%	04/01/45	2,050	$ 2,105,493
Central Tex. Regl. Mobility Auth. Rev.,
Sr. Lien (Pre-refunded 01/01/21)(ee)	6.000	01/01/41	2,000	2,133,580
Sr. Lien, Ser. A	5.000	01/01/45	1,000	1,124,210
Sub., Rfdg.	4.000	01/01/41	1,100	1,166,044
Clifton Higher Ed. Fin. Corp. Rev.,
Idea Pub. Sch.	5.000	08/15/42	1,000	1,059,320
Idea Pub. Sch.	6.000	08/15/43	1,000	1,127,630
Idea Pub. Sch. (Pre-refunded 08/15/21)(ee)	5.750	08/15/41	1,000	1,089,550
Tejano Cmnty. Ctr., Ser. A, Rfdg.	9.000	02/15/38	2,000	2,004,200
Uplift Ed., Ser. A (Pre-refunded 12/01/20)(ee)	6.125	12/01/40	3,000	3,193,560

Decatur Hosp. Auth. Rev., Wise Regl. Hlth. Sys., Ser. A, Rfdg.	5.250	09/01/44	1,370	1,499,479
Grand Parkway Transn. Corp., First Tier Toll Rev., Ser. A	5.125	10/01/43	2,000	2,206,620
Gulf Coast Wste. Disp. Auth. Rev.,
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 08/01/19)	1.520(cc)	09/01/25	11,970	11,970,000
Exxon Mobil Corp. Proj., FRDD (Mandatory put date 08/01/19)	1.520(cc)	12/01/25	300	300,000
Houston Arpt. Sys. Rev.,
Ser. B-1, AMT	5.000	07/15/35	2,000	2,222,740
Spl. Facs. Cont. Airlines, Inc., Ser. A, AMT, Rfdg.	6.625	07/15/38	1,500	1,613,850
Spl. Facs. Cont. Airlines, Inc., Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/32	1,000	1,089,480
Sub. Lien, Ser. A, AMT, Rfdg.	5.000	07/01/25	250	267,095
Houston Higher Ed. Fin. Corp., Higher Ed. Rev.,
Cosmos Fndtn., Inc., Ser. A	5.000	02/15/42	1,250	1,306,513
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	535	583,648
Cosmos Fndtn., Inc., Ser. A (Pre-refunded 05/15/21)(ee)	6.500	05/15/31	465	507,282

Kerryville Hlth. Facs. Dev. Corp. Rev., Peterson Regl. Med. Ctr. Proj., Rfdg.	5.000	08/15/35	3,000	3,410,520
Lower Neches Vlly. Auth. Indl. Dev. Corp. Rev., Exxon Mobil Corp. Proj., Ser. B, Rfdg., FRDD (Mandatory put date 08/01/19)	1.520(cc)	11/01/29	8,700	8,700,000
Matagorda Cnty. Nav. Dist. No. 1, Poll. Ctrl. Rev.,
AEP Tex. Central Co. Proj., Ser. B-1, Rfdg.	4.000	06/01/30	1,000	1,068,130
AEP Tex. Central Co. Proj., Ser. B-2, Rfdg.	4.000	06/01/30	1,800	1,922,634

Mission Econ. Dev. Corp. Rev., Natgosoline Proj., Sr. Lien, AMT, Rfdg., 144A	4.625	10/01/31	2,000	2,141,380

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Texas (cont’d.)
New Hope Cultural Ed. Facs. Corp. Rev.,
Jubilee Academic Ctr., Ser. A, Rfdg., 144A	5.000%	08/15/46	2,000	$ 2,035,180
MRC Crestview, Rfdg.	5.000	11/15/46	1,150	1,224,992
Westminster Manor Proj., Rfdg.	4.000	11/01/36	1,475	1,553,027
North Tex. Twy. Auth. Rev.,
First Tier, Sys., Rfdg. (Pre-refunded 01/01/21)(ee)	6.000	01/01/38	2,000	2,135,040
First Tier, Sys., Ser. A, Unrefunded, Rfdg.	6.250	01/01/39	195	195,388
Rfdg.	5.000	01/01/48	1,250	1,464,062
Second Tier, Ser. A, Rfdg.	4.000	01/01/38	2,000	2,136,240

Pharr Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/19)(ee)	6.500	08/15/39	175	175,333
Pottsboro Higher Ed. Fin. Corp. Rev., Ser. A	5.000	08/15/46	1,000	1,051,390
San Juan Higher Ed. Fin. Auth. Rev., Idea Pub. Schs., Ser. A (Pre-refunded 08/15/20)(ee)	6.700	08/15/40	1,000	1,055,600
Tarrant Cnty. Cultural Ed. Facs. Fin. Corp. Rev.,
Barton Creek Sr. Living Ctr., Rfdg.	5.000	11/15/40	1,100	1,095,633
Trinity Terrace Proj., Ser. A-1, Rfdg.	5.000	10/01/44	1,000	1,080,110

Texas Mun. Gas Acq. & Sply. Corp., Gas Sply. Rev., Corp. I, Sr. Lien, Ser. A	5.250	12/15/26	4,100	5,027,543
Texas Priv. Activity Surface Transn. Corp. Rev.,
Sr. Lien, Blueridge Transn., AMT	5.000	12/31/50	1,930	2,133,132
Sr. Lien, LBJ Infrastructure	7.000	06/30/40	4,670	4,899,344
Sr. Lien, NTE Mobility Partners	6.875	12/31/39	2,000	2,043,800
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	6.750	06/30/43	500	581,515
Sr. Lien, NTE Mobility Partners, AMT, Ser. 3A & 3B	7.000	12/31/38	1,500	1,765,365
				92,431,286
Utah 0.3%
Salt Lake City Corp. Arpt. Rev., Ser. A, AMT	5.000	07/01/47	1,100	1,277,166
Utah Chrt. Sch. Fin. Auth. Rev., Spectrum Academy Proj., 144A	6.000	04/15/45	1,000	1,012,750
				2,289,916
Vermont 0.1%
Vermont Econ. Dev. Auth. Mtge. Rev., Wake Robin Corp. Proj., Rfdg.	5.400	05/01/33	1,100	1,148,939

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Virginia 1.9%
City of Chesapeake Expressway Toll Road Rev., Transn. Sys., Sr. Ser. B, CABS, Rfdg. (Convert to Fixed on 07/15/23)	0.000%(cc)	07/15/40	1,000	$ 967,960
Mosaic District Cmnty. Dev. Auth. Spl. Assmt., Ser. A	6.875	03/01/36	1,250	1,322,000
Norfolk Econ. Dev. Auth. Rev., Sentara Healthcare, Ser. B, Rfdg.	4.000	11/01/48	2,000	2,190,440
Virginia Small Business Fin. Auth. Rev., Transform 66 P3 Proj., AMT	5.000	12/31/56	2,000	2,261,740
Virginia Small Business Fin. Auth. Rev., Sr. Lien,
Elizabeth River Crossings OpCo LLC Proj., AMT	5.250	01/01/32	2,055	2,242,498
Elizabeth River Crossings OpCo LLC Proj., AMT	5.500	01/01/42	3,000	3,261,030
Express Lanes LLC Proj., AMT	5.000	01/01/40	4,780	5,084,725
				17,330,393
Washington 1.7%
Port of Seattle Indl. Dev. Corp. Rev., Spl. Facs., Delta Airlines, AMT, Rfdg.	5.000	04/01/30	1,000	1,091,660
Skagit Cnty. Pub. Hosp. Dist. No. 1 Rev.,
Skagit Valley Hosp.	5.750	12/01/35	625	652,119
Skagit Valley Hosp., Ser. A, Rfdg.	5.000	12/01/37	3,000	3,270,120

Tob. Settlement Auth. Wash. Rev., Rfdg.	5.250	06/01/32	1,160	1,224,589
Washington St. Convention Ctr. Pub. Facs. Dist. Rev., Civic Convention Ctr.	4.000	07/01/58	2,000	2,133,100
Washington St. Healthcare Facs. Auth. Rev.,
Kadlec Regl. Med. Ctr., Rdfg. (Pre-refunded 12/01/21)(ee)	5.000	12/01/42	1,000	1,087,540
Overlake Hosp. Med. Ctr., Rfdg.	5.000	07/01/38	1,100	1,236,664
Overlake Hosp. Med. Ctr., Ser. A	4.000	07/01/42	2,500	2,696,250

Washington St. Hsg. Fin. Comm. Rev., Rockwood Retmnt. Cmnty. Proj., Ser. A, Rfdg., 144A	7.375	01/01/44	2,000	2,287,940
				15,679,982
West Virginia 0.2%
Monongalia Cnty. Com. Special District, Rev., Univ. Town Ctr., Ser. A, Rfdg., 144A	5.750	06/01/43	500	542,545
West Virginia Hosp. Fin. Auth. Rev., Cabell Huntington Hosp. Oblig. Grp., Ser. A, Rfdg.	4.125	01/01/47	1,500	1,582,470
				2,125,015

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Wisconsin 1.9%
Pub. Fin. Auth. Rev.,
Bancroft Neurohealth Proj., Ser. A, 144A	5.125%	06/01/48	1,000	$ 1,036,340
Celanese Proj., Ser. C, AMT, Rfdg.	4.300	11/01/30	3,000	3,166,980
Cornerstone Chrt. Academy Proj., Ser. A, 144A	5.125	02/01/46	1,000	1,027,500
Corvian Cmnty. Sch., Ser. A, 144A	5.125	06/15/47	2,000	2,048,740
Mountain Island Chrt. Sch., Ser. L, Rfdg.	5.000	07/01/47	1,000	1,065,760
Senior-MD Proton Treatment Ctr., Ser. A-1, 144A	6.375	01/01/48	2,000	2,144,340
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.000	07/01/42	1,500	1,599,495
Sr. Oblig. Grp., Ser. B, AMT, Rfdg.	5.250	07/01/28	1,000	1,089,650
Wakemed Hosp., Ser. A, Rfdg.	4.000	10/01/49	2,000	2,142,260

Wisconsin St. Hlth. & Edl. Facs. Auth. Rev., Ascension Hlth. Alliance Sr. Credit Grp., Ser. B-1, Rmkt, Rfdg.	4.000	11/15/43	1,500	1,635,855
				16,956,920

TOTAL INVESTMENTS 99.3% (cost $833,680,260)				895,447,811
Other assets in excess of liabilities 0.7%				6,020,458

Net Assets 100.0%				$ 901,468,269

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
AGM—Assured Guaranty Municipal Corp.
AMBAC—American Municipal Bond Assurance Corp.
AMT—Alternative Minimum Tax
CABS—Capital Appreciation Bonds
CDD—Community Development District
COP—Certificates of Participation
FRDD—Floating Rate Daily Demand Note
GO—General Obligation
NATL—National Public Finance Guaranty Corp.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $483,800 and 0.1% of net assets.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ee)	All or partial escrowed to maturity and pre-refunded issues are secured by escrowed cash, a guaranteed investment contract and /or U.S. guaranteed obligations.

PGIM Muni High Income Fund
Schedule of Investments as of July 31, 2019 (unaudited) (continued)
(f)	Indicates a restricted security; the aggregate original cost of such securities is $820,000. The aggregate value of $483,800 is 0.1% of net assets.
(t)	Represents zero coupon. Rate quoted represents effective yield at July 31, 2019.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).